As filed with the Securities and Exchange Commission on May 19, 2016
File Nos. 002-68483 and 811-03074

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 46	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 48	[X]
(Check appropriate box or boxes)

NORTHEAST INVESTORS GROWTH FUND
(Exact Name of Registrant as Specified in Charter)

100 High Street
Boston, Massachusetts, 02110
(Address of Principal Executive Offices)

(617) 523-3588
 (Registrant’s Telephone Number, including Area Code)

William A. Oates, Jr.
Northeast Investors Growth Fund, President
100 High Street
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Copy to:

Leonard A. Pierce, Esq.
Wilmer Cutler Pickering Hale and Dorr
60 State Street
Boston, MA 02109

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby represents that this filing meets the requirements for filing under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on May 19, 2016.

NORTHEAST INVESTORS GROWTH FUND

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Williams A. Oates, Jr.	Trustee and person performing functions of	May 19, 2016
William A. Oates, Jr.	principal executive officer

/s/John F. Francini, Jr.	Chief Financial and Accounting officer	May 19, 2016
John F. Francini, Jr.

/s/John C. Emery	Trustee	May 19, 2016
John C. Emery

/s/Michael Baldwin	Trustee	May 19, 2016
Michael Baldwin

/s/ F. Washington Jarvis	Trustee	May 19, 2016
Washington Jarvis

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase